INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 1,723	¥ 11,995	¥ 4,161	¥ 6,229
Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	1,723	11,995	4,161	6,229
Impairment loss on intangible assets	$ 410	¥ 2,852	¥ 0	¥ 598